Trade receivables - Somos - Anglo (Predecessor) (Details 3) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Changes Provision for Impairment of Trade Receivables [Line Items]
Opening balance		R$ 26,616		R$ 22,524	R$ 19,397
Write-off against trade receivables	R$ (9,502)			(15,484)	(1,834)
Closing balance	19,397	R$ 19,397		R$ 32,055	R$ 22,524
Somos - Anglo (Predecessor)
Changes Provision for Impairment of Trade Receivables [Line Items]
Opening balance	R$ 20,499		R$ 17,220			R$ 20,623
Additions / (reversals) in the period/year			4,027			(908)
Write-off against trade receivables			(748)			(2,495)
Closing balance			R$ 20,499			R$ 17,220